Financial Risk Management - Summary of Interest Rate Risk, Group Loans and Borrowings Balance (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	€ 216,682	€ 207,357
EUR | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	191,075	179,431
EUR | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	€ 25,607	€ 27,926